Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share - Diluted	$ (0.14)	$ (0.17)	$ (0.53)	$ (0.74)	$ (0.96)	$ (1.43)
Weighted average number of common shares outstanding – Diluted	15,410,961	12,352,942	14,043,190	11,317,535	11,577,808	9,431,718